UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-834

Name of Registrant: Vanguard Windsor Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Item 1: Schedule of Investments

Vanguard Windsor Fund

Schedule of Investments
As of January 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (97.0%)[1]
Consumer Discretionary (14.3%)
2	Buck Holdings LP Private Placement Shares	89,488,365	192,922
	Home Depot Inc.	6,552,300	183,530
	Comcast Corp.	9,000,800	136,272
	Virgin Media Inc.	9,540,700	135,383
*	Toll Brothers Inc.	6,123,800	113,107
3	MDC Holdings Inc.	3,232,926	108,626
	Comcast Corp. Class A	6,032,200	95,490
	CBS Corp. Class B	6,932,700	89,640
	VF Corp.	1,070,800	77,130
	Staples Inc.	3,271,800	76,756
	TJX Cos. Inc.	1,969,700	74,868
	Time Warner Cable Inc.	1,243,400	54,200
	News Corp. Class A	4,220,000	53,214
	Time Warner Inc.	1,891,700	51,927
*	Ford Motor Co.	4,300,000	46,612
*	Viacom Inc. Class B	1,217,900	35,490
*,^ Royal Caribbean Cruises Ltd.		1,146,000	29,899
	Lowe's Cos. Inc.	1,211,300	26,225
*	NVR Inc.	32,904	22,511
	Macy's Inc.	1,367,900	21,791
	DR Horton Inc.	1,810,295	21,343
	Ltd Brands Inc.	1,077,472	20,493
^	Garmin Ltd.	600,000	19,386
	Ross Stores Inc.	421,000	19,336
*	Office Depot Inc.	3,038,600	17,259
	JC Penney Co. Inc.	546,600	13,572
*	TRW Automotive Holdings Corp.	549,700	12,660
*	Pulte Homes Inc.	1,140,665	12,000
	Fortune Brands Inc.	58,700	2,440
			1,764,082
Consumer Staples (7.7%)
	Japan Tobacco Inc.	42,163	152,151
*	Dean Foods Co.	5,819,600	102,600
	Unilever NV	2,786,855	85,334
	Bunge Ltd.	1,314,600	77,285
	CVS Caremark Corp.	2,252,000	72,897
^	BRF - Brasil Foods SA ADR	1,508,700	72,553
	Archer-Daniels-Midland Co.	2,280,935	68,360
	BRF - Brasil Foods SA	1,932,300	46,283
	Procter & Gamble Co.	729,900	44,925
	Wal-Mart Stores Inc.	794,900	42,471
	Kraft Foods Inc.	1,191,200	32,949
	SUPERVALU Inc.	2,104,000	30,950
	Altria Group Inc.	1,495,800	29,707
*	Constellation Brands Inc. Class A	1,720,060	27,659
	Coca-Cola Enterprises Inc.	1,032,000	20,836
*	Smithfield Foods Inc.	1,150,400	17,325
	Sara Lee Corp.	987,400	11,987

	Tyson Foods Inc. Class A	750,000	10,365
			946,637
Energy (12.5%)
*	Newfield Exploration Co.	3,274,700	160,264
	Noble Energy Inc.	2,081,300	153,891
	Baker Hughes Inc.	3,257,700	147,509
	Apache Corp.	1,448,100	143,029
	ConocoPhillips	2,221,000	106,608
	Exxon Mobil Corp.	1,643,400	105,884
	Canadian Natural Resources Ltd.	1,298,200	82,838
	BP PLC ADR	1,451,600	81,464
	Halliburton Co.	2,249,700	65,714
	Devon Energy Corp.	895,932	59,947
	Total SA ADR	956,200	55,068
	Chevron Corp.	711,600	51,321
	Valero Energy Corp.	2,780,695	51,220
*	Southwestern Energy Co.	1,148,700	49,256
	Consol Energy Inc.	924,000	43,068
	Cimarex Energy Co.	792,510	38,999
	Nexen Inc.	1,736,380	38,096
*	Forest Oil Corp.	1,154,400	27,844
	Occidental Petroleum Corp.	332,200	26,024
	Ensco International PLC ADR	425,000	16,588
	Peabody Energy Corp.	356,100	14,999
*	Rowan Cos. Inc.	490,000	10,525
*	Transocean Ltd.	84,000	7,118
			1,537,274
Exchange-Traded Funds (1.0%)
^,4 Vanguard Value ETF		1,689,100	78,678
4	Vanguard Total Stock Market ETF	892,000	48,489
			127,167
Financials (17.9%)
	Wells Fargo & Co.	12,020,400	341,740
	ACE Ltd.	5,345,900	263,392
	JPMorgan Chase & Co.	6,375,150	248,248
	Bank of America Corp.	15,022,600	228,043
	Goldman Sachs Group Inc.	1,257,400	187,000
	Ameriprise Financial Inc.	4,725,100	180,688
	Unum Group	6,581,315	128,796
	US Bancorp	3,844,000	96,407
	Invesco Ltd.	4,556,454	87,940
	Principal Financial Group Inc.	3,709,500	85,504
*	TD Ameritrade Holding Corp.	3,332,800	59,191
	Morgan Stanley	1,600,800	42,869
	BB&T Corp.	1,509,600	42,073
	Travelers Cos. Inc.	815,700	41,331
	XL Capital Ltd. Class A	2,128,900	35,702
	Deutsche Bank AG	541,427	33,011
*	UBS AG	1,822,800	23,773
	Citigroup Inc.	6,200,000	20,584
	Allstate Corp.	663,400	19,856
	MetLife Inc.	527,200	18,621
*	UBS AG (New York Shares)	1,296,700	16,870
			2,201,639
Health Care (12.6%)
	Pfizer Inc.	17,350,800	323,766

	Merck & Co. Inc.	7,225,579	275,873
	UnitedHealth Group Inc.	4,074,400	134,455
	Daiichi Sankyo Co. Ltd.	6,111,500	127,010
	McKesson Corp.	1,798,500	105,788
	CIGNA Corp.	2,997,200	101,215
	Medtronic Inc.	2,333,500	100,084
*	Amgen Inc.	1,566,800	91,626
	Teva Pharmaceutical Industries Ltd. ADR	1,558,700	88,409
*	St. Jude Medical Inc.	1,765,300	66,605
	Covidien PLC	1,157,875	58,542
*	WellPoint Inc.	604,300	38,506
*	Mylan Inc.	1,141,900	20,817
	Aetna Inc.	650,000	19,481
			1,552,177
Industrials (10.8%)
*	Delta Air Lines Inc.	21,828,200	266,959
	Pentair Inc.	4,257,000	130,009
	General Electric Co.	7,535,200	121,166
	Textron Inc.	5,724,500	111,800
	Boeing Co.	1,720,500	104,262
	Deere & Co.	1,761,700	87,997
	Dover Corp.	1,812,700	77,729
	JB Hunt Transport Services Inc.	2,453,600	75,227
	Waste Management Inc.	1,979,400	63,440
	United Parcel Service Inc. Class B	1,083,700	62,605
	Northrop Grumman Corp.	967,000	54,732
*	Ingersoll-Rand PLC	1,495,000	48,528
*	Thomas & Betts Corp.	641,600	21,660
	Raytheon Co.	375,000	19,661
	Lockheed Martin Corp.	245,000	18,257
	Masco Corp.	1,341,000	18,184
	SPX Corp.	318,992	17,366
	Cooper Industries PLC	393,115	16,865
*	Hertz Global Holdings Inc.	1,394,700	14,449
			1,330,896
Information Technology (12.5%)
*	Cisco Systems Inc.	9,701,300	217,988
*,3 Arrow Electronics Inc.		7,857,250	206,410
	Microsoft Corp.	5,335,200	150,346
	Corning Inc.	7,783,600	140,728
	Hewlett-Packard Co.	2,725,300	128,280
	Accenture PLC Class A	3,008,100	123,302
*	Lam Research Corp.	2,340,300	77,253
*	Flextronics International Ltd.	11,074,800	70,214
	Texas Instruments Inc.	2,987,900	67,228
	Tyco Electronics Ltd.	2,396,665	59,629
*	Symantec Corp.	2,968,000	50,308
	Nokia Oyj ADR	3,332,900	45,627
	Western Union Co.	2,348,200	43,536
*	Motorola Inc.	6,454,300	39,694
*	Dell Inc.	2,600,000	33,540
*	SAIC Inc.	1,402,800	25,713
	Seagate Technology	1,276,700	21,359
	International Business Machines Corp.	151,500	18,542
*	Western Digital Corp.	330,431	12,553
*	Teradyne Inc.	931,200	8,697

*	AOL Inc.	199,245	4,776
1,545,723
Materials (4.3%)
Rexam PLC	22,213,561	105,765
*	Owens-Illinois Inc.	3,447,600	93,844
HeidelbergCement AG	1,378,134	83,226
Agrium Inc.	1,259,300	70,962
EI du Pont de Nemours & Co.	1,636,900	53,379
Mosaic Co.	817,100	43,723
AK Steel Holding Corp.	1,675,000	34,069
Yara International ASA	557,600	23,280
Huntsman Corp.	994,591	12,124
Reliance Steel & Aluminum Co.	225,000	9,166
529,538
Telecommunication Services (1.9%)
AT&T Inc.	5,588,417	141,722
*	Sprint Nextel Corp.	9,833,293	32,253
Verizon Communications Inc.	1,055,400	31,050
Vodafone Group PLC ADR	1,206,000	25,881
230,906
Utilities (1.5%)
Allegheny Energy Inc.	2,661,100	55,750
PG&E Corp.	1,171,300	49,476
NiSource Inc.	1,700,200	24,228
Northeast Utilities	882,900	22,355
Pepco Holdings Inc.	1,250,000	20,525
*	RRI Energy Inc.	1,958,842	9,696
182,030
Total Common Stocks (Cost $11,402,639)	11,948,069
Coupon
Preferred Stock (0.3%)
5	Bank of America Corp. Pfd. (Cost $38,305)	10.000%	2,553,700	38,561
Temporary Cash Investments (4.0%)[1]
Money Market Fund (1.8%)
[6,7] Vanguard Market Liquidity Fund	0.175%	222,392,752	222,393

Face
Maturity	Amount
Date	($000)
Repurchase Agreement (1.9%)
Bank America, N.A.
(Dated 1/29/10, Repurchase Value
$235,202,000, collateralized by Federal
National Mortgage Assn. 5.500%, 6/1/38)	0.120%	2/1/10	235,200	235,200

U.S. Government and Agency Obligations (0.3%)
[8,9] Federal Home Loan Bank Discount Notes	0.275%	2/19/10	30,000	29,999
Total Temporary Cash Investments (Cost $487,589)	487,592
Total Investments (101.3%) (Cost $11,928,533)	12,474,222
Other Assets and Liabilities-Net (-1.3%)[7]	(157,686)
Net Assets (100%)	12,316,536

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $72,323,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.2% and 2.8%, respectively, of net assets.
2 Restricted security represents 1.6% of net assets.
3 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Non-income producing security – new issue that has not paid a dividend as of January 31, 2010.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Includes $76,222,000 of collateral received for securities on loan.
8 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of U.S. government.
9 Securities with a value of $29,999,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Windsor Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini S&P 500 Index	March 2010	2,280	122,026	(6,983)
E-mini S&P MidCap 400 Index	March 2010	340	23,844	(1,177)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2009		from		Jan. 31, 2010
	Market	Purchases	Securities	Dividend	Market
	Value	At Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Arrow Electronics Inc.	205,744	—	7,650	—	206,410
MDC Holdings Inc.	107,719	—	2,150	826	108,626
	313,463			826	315,036

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2010, based on the inputs used to value them:

Windsor Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,154,609	600,538	192,922
Preferred Stocks	38,561	—	—
Temporary Cash Investments	222,393	265,199	—
Futures Contracts—Liabilities[1]	(1,296)	—	—
Total	11,414,267	865,737	192,922
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2010:

Investments in
Common Stock
($000)
Amount valued based on Level 3 Inputs
Balance as of October 31, 2009	124,541
Change in Unrealized Appreciation (Depreciation)	68,381
Balance as of January 31, 2010	192,922

F. At January 31, 2010, the cost of investment securities for tax purposes was $11,928,533,000. Net unrealized appreciation of investment securities for tax purposes was $545,689,000, consisting of unrealized gains of $1,554,357,000 on securities that had risen in value since their purchase and $1,008,668,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Windsor II Fund

Schedule of Investments
As of January 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (96.2%)[1]
Consumer Discretionary (6.6%)
2 Wyndham Worldwide Corp.	16,098,857	337,915
Comcast Corp.	19,728,298	298,686
* Carnival Corp.	8,453,986	281,771
McDonald's Corp.	3,104,100	193,789
CBS Corp. Class B	14,406,074	186,271
2 Service Corp. International	22,429,490	172,034
Mattel Inc.	6,417,809	126,559
Family Dollar Stores Inc.	3,163,400	97,686
Omnicom Group Inc.	2,330,200	82,256
* AutoZone Inc.	491,100	76,135
JC Penney Co. Inc.	2,801,920	69,572
Genuine Parts Co.	1,392,448	52,468
Home Depot Inc.	1,392,124	38,993
Lowe's Cos. Inc.	1,780,500	38,548
* NVR Inc.	51,926	35,525
* Ford Motor Co.	2,828,500	30,661
Black & Decker Corp.	437,572	28,293
Time Warner Cable Inc.	548,100	23,892
Ltd Brands Inc.	1,183,900	22,518
* Pulte Homes Inc.	1,606,300	16,898
* Interpublic Group of Cos. Inc.	2,443,700	15,786
Gap Inc.	727,477	13,880
Time Warner Inc.	40,099	1,101
Comcast Corp. Class A	57,100	904
H&R Block Inc.	32,200	693
Ross Stores Inc.	13,100	602
Walt Disney Co.	17,712	523
DR Horton Inc.	39,700	468
* AutoNation Inc.	22,900	412
* Viacom Inc. Class B	12,600	367
* Liberty Media Corp. - Starz	6,200	291
Gannett Co. Inc.	17,800	288
		2,245,785
Consumer Staples (10.8%)
Imperial Tobacco Group PLC ADR	12,138,225	776,846
Philip Morris International Inc.	14,845,353	675,612
Diageo PLC ADR	7,690,320	516,713
CVS Caremark Corp.	8,698,694	281,577
Wal-Mart Stores Inc.	5,024,400	268,454
Altria Group Inc.	12,702,207	252,266
Walgreen Co.	5,971,939	215,288
PepsiCo Inc.	2,285,300	136,249
Sysco Corp.	4,754,018	133,065
Molson Coors Brewing Co. Class B	2,635,400	110,687
Kraft Foods Inc.	2,667,161	73,774
Procter & Gamble Co.	1,078,520	66,383
Kimberly-Clark Corp.	1,065,477	63,279
Safeway Inc.	1,821,800	40,899

	Church & Dwight Co. Inc.	491,290	29,620
	Lorillard Inc.	238,000	18,016
	Coca-Cola Co.	17,486	949
	Reynolds American Inc.	14,700	782
	ConAgra Foods Inc.	33,800	769
	General Mills Inc.	10,669	761
	Coca-Cola Enterprises Inc.	29,037	586
	Hormel Foods Corp.	14,900	577
	Mead Johnson Nutrition Co.	275	12
			3,663,164
Energy (11.0%)
	ConocoPhillips	18,265,789	876,758
	Occidental Petroleum Corp.	8,379,548	656,454
	Spectra Energy Corp.	28,360,911	602,669
	BP PLC ADR	9,784,515	549,107
	Chevron Corp.	2,819,999	203,378
*	Transocean Ltd.	1,609,000	136,347
	Exxon Mobil Corp.	1,664,099	107,218
	Devon Energy Corp.	1,586,740	106,169
	Chesapeake Energy Corp.	3,200,800	79,316
	Royal Dutch Shell PLC ADR	1,325,100	70,734
	Valero Energy Corp.	3,590,400	66,135
	Apache Corp.	654,581	64,653
	EOG Resources Inc.	634,775	57,396
	Baker Hughes Inc.	948,525	42,949
	El Paso Corp.	4,123,550	41,854
	Halliburton Co.	1,387,700	40,535
	Massey Energy Co.	906,885	34,933
*	Newfield Exploration Co.	14,800	724
	Noble Corp.	16,600	669
	National Oilwell Varco Inc.	13,349	546
	Williams Cos. Inc.	17,700	369
			3,738,913
Exchange-Traded Funds (0.8%)
3	Vanguard Total Stock Market ETF	3,197,800	173,832
^,3 Vanguard Value ETF		2,511,200	116,972
			290,804
Financials (16.4%)
	Wells Fargo & Co.	34,810,977	989,676
	JPMorgan Chase & Co.	23,797,309	926,667
	PNC Financial Services Group Inc.	11,774,626	652,667
	Bank of America Corp.	37,573,662	570,368
	American Express Co.	14,822,150	558,202
	Capital One Financial Corp.	8,852,138	326,290
	XL Capital Ltd. Class A	12,866,632	215,773
*	SLM Corp.	18,536,052	195,185
	Travelers Cos. Inc.	3,271,348	165,759
	Citigroup Inc.	37,684,402	125,112
	MetLife Inc.	3,315,132	117,090
	Ameriprise Financial Inc.	2,637,800	100,869
	PartnerRe Ltd.	1,319,100	98,392
	State Street Corp.	1,396,400	59,878
	Charles Schwab Corp.	2,670,400	48,842
	Chubb Corp.	948,699	47,435
	Goldman Sachs Group Inc.	282,979	42,085
	NYSE Euronext	1,784,300	41,770
	ACE Ltd.	717,080	35,331

*	Genworth Financial Inc. Class A	2,243,000	31,043
	Public Storage	391,229	30,977
	Unum Group	1,507,500	29,502
	Bank of New York Mellon Corp.	1,013,233	29,475
	Allstate Corp.	953,500	28,538
	Lincoln National Corp.	1,122,800	27,598
	Hartford Financial Services Group Inc.	1,146,400	27,502
	Prudential Financial Inc.	345,000	17,247
	KeyCorp	1,888,882	13,562
	SunTrust Banks Inc.	455,900	11,092
	US Bancorp	38,249	959
	Simon Property Group Inc.	11,674	840
	Loews Corp.	22,700	812
	New York Community Bancorp Inc.	50,639	761
	Ventas Inc.	15,900	671
	Everest Re Group Ltd.	7,800	669
	Discover Financial Services	48,700	666
	Macerich Co.	20,300	626
	Transatlantic Holdings Inc.	12,600	626
	BOK Financial Corp.	13,200	626
	SL Green Realty Corp.	13,600	619
	Progressive Corp.	28,700	476
*,^ American International Group Inc.		13,400	325
	White Mountains Insurance Group Ltd.	960	308
	Federated Investors Inc. Class B	11,900	302
	Rayonier Inc.	4,710	198
*	Arch Capital Group Ltd.	2,700	193
	Morgan Stanley	5,885	158
*,4 Washington Mutual Inc.		5,856,328	59
*	Leucadia National Corp.	800	18
			5,573,839
Health Care (14.0%)
	Pfizer Inc.	58,493,968	1,091,497
	Bristol-Myers Squibb Co.	33,456,739	815,006
	Baxter International Inc.	10,531,668	606,519
2	Quest Diagnostics Inc.	9,374,502	521,879
*	WellPoint Inc.	5,959,939	379,767
	Johnson & Johnson	5,798,600	364,500
	Merck & Co. Inc.	5,365,129	204,841
	Medtronic Inc.	3,517,100	150,848
	Abbott Laboratories	2,634,500	139,470
*	Amgen Inc.	1,691,210	98,902
*	Gilead Sciences Inc.	1,450,600	70,021
	UnitedHealth Group Inc.	1,932,101	63,759
*	Talecris Biotherapeutics Holdings Corp.	2,461,429	57,597
	Covidien PLC	960,100	48,543
*	Thermo Fisher Scientific Inc.	998,300	46,072
	Eli Lilly & Co.	1,163,700	40,962
*	CareFusion Corp.	1,377,414	35,468
*	Zimmer Holdings Inc.	87,900	4,951
	AmerisourceBergen Corp. Class A	29,090	793
	CIGNA Corp.	21,200	716
*	Community Health Systems Inc.	16,091	525
			4,742,636
Industrials (12.2%)
	Raytheon Co.	16,061,661	842,113
	General Electric Co.	34,187,307	549,732

2 Cooper Industries PLC	12,068,588	517,742
2 ITT Corp.	9,758,722	471,444
Honeywell International Inc.	11,601,861	448,296
Illinois Tool Works Inc.	8,832,030	384,988
Lockheed Martin Corp.	1,198,200	89,290
Dover Corp.	2,024,500	86,811
Emerson Electric Co.	1,766,700	73,389
Norfolk Southern Corp.	1,436,500	67,602
Parker Hannifin Corp.	1,133,600	63,380
Republic Services Inc. Class A	2,247,400	60,208
* Corrections Corp. of America	2,957,800	55,340
United Technologies Corp.	764,760	51,606
Rockwell Collins Inc.	856,460	45,555
CSX Corp.	927,630	39,758
PACCAR Inc.	1,016,000	36,606
United Parcel Service Inc. Class B	630,880	36,446
Caterpillar Inc.	680,500	35,549
Northrop Grumman Corp.	595,376	33,698
Cummins Inc.	704,700	31,824
Tyco International Ltd.	858,807	30,427
General Dynamics Corp.	436,300	29,167
FedEx Corp.	298,300	23,372
Empresa Brasileira de Aeronautica SA ADR	967,100	20,532
Boeing Co.	171,300	10,381
3M Co.	20,426	1,644
* Owens Corning	23,900	615
* Hertz Global Holdings Inc.	53,500	554
Avery Dennison Corp.	16,800	546
Joy Global Inc.	6,255	286
Burlington Northern Santa Fe Corp.	1,100	110
		4,139,011
Information Technology (15.2%)
International Business Machines Corp.	8,798,650	1,076,867
Hewlett-Packard Co.	19,750,867	929,673
Microsoft Corp.	30,313,940	854,247
Intel Corp.	36,994,000	717,684
Nokia Oyj ADR	41,869,773	573,197
* Cisco Systems Inc.	10,873,960	244,338
Oracle Corp.	10,052,060	231,800
* eBay Inc.	4,397,400	101,228
* Symantec Corp.	5,647,200	95,720
Corning Inc.	4,673,500	84,497
CA Inc.	2,748,128	60,569
* Google Inc. Class A	111,420	58,988
Tyco Electronics Ltd.	1,796,775	44,704
* EMC Corp.	2,590,600	43,185
* Western Digital Corp.	681,200	25,879
* AOL Inc.	552,200	13,236
Accenture PLC Class A	235,000	9,633
Seagate Technology	44,244	740
* Computer Sciences Corp.	13,591	697
Texas Instruments Inc.	30,500	686
* Micron Technology Inc.	62,700	547
* LSI Corp.	74,200	370
		5,168,485
Materials (2.4%)
EI du Pont de Nemours & Co.	10,314,358	336,351

	Ball Corp.			3,008,563	152,805
	Mosaic Co.			1,598,800	85,552
	Newmont Mining Corp.			1,417,100	60,737
	Air Products & Chemicals Inc.			787,000	59,781
	Agrium Inc.			777,980	43,839
	Praxair Inc.			414,380	31,211
	PPG Industries Inc.			445,500	26,142
	Alcoa Inc.			660,000	8,402
	Lubrizol Corp.			8,800	648
	Eastman Chemical Co.			10,800	611
	International Paper Co.			26,600	609
	Walter Energy Inc.			7,700	500
					807,188
Telecommunication Services (1.8%)
	Verizon Communications Inc.			11,786,554	346,760
	AT&T Inc.			7,887,207	200,020
	Vodafone Group PLC ADR			2,529,800	54,289
	Qwest Communications International Inc.			173,100	729
					601,798
Utilities (5.0%)
	Dominion Resources Inc.			12,101,214	453,311
	Duke Energy Corp.			21,071,222	348,307
2	CenterPoint Energy Inc.			21,195,313	295,675
	Constellation Energy Group Inc.			6,077,645	196,186
	Entergy Corp.			2,172,078	165,751
	Edison International			2,074,000	69,106
	Exelon Corp.			1,178,017	53,741
	American Electric Power Co. Inc.			1,524,700	52,831
	Sempra Energy			858,800	43,584
	FPL Group Inc.			524,400	25,570
	PG&E Corp.			20,967	886
	Consolidated Edison Inc.			18,100	792
	DTE Energy Co.			17,000	715
	Oneok Inc.			16,000	675
*	AES Corp.			45,300	572
	CMS Energy Corp.			9,300	141
					1,707,843
Total Common Stocks (Cost $31,039,828)					32,679,466
					Market
					Value
		Coupon		Shares	($000)
Preferred Stocks (0.1%)
5	Bank of America Corp. Pfd. (Cost $33,937)	10.000%		2,262,500	34,164
Temporary Cash Investments (3.8%)[1]
Money Market Fund (3.4%)
[6,7] Vanguard Market Liquidity Fund		0.175%		1,156,777,695	1,156,778

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.4%)
[8,9] Fannie Mae Discount Notes		0.100%	3/10/10	12,000	11,999
[8,9] Federal Home Loan Bank Discount Notes		0.275%	2/19/10	62,200	62,197

[8,9] Federal Home Loan Bank Discount Notes	0.195%	7/7/10	70,000	69,948
				144,144
Total Temporary Cash Investments (Cost $1,300,909)				1,300,922
Total Investments (100.1%) (Cost $32,374,674)				34,014,552
Other Assets and Liabilities-Net (-0.1%)[7]				(47,472)
Net Assets (100%)				33,967,080

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,598,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.0% and 2.0%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Restricted security represents 0.0% of net assets.
5 Non-income producing security – new issue that has not paid a dividend as of January 31, 2010.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Includes $4,738,000 of collateral received for securities on loan.
8 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
9 Securities with a value of $144,144,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Windsor II Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	March 2010	1,540	412,104	(14,731)
E-mini S&P 500 Index	March 2010	4,225	226,122	(11,094)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

Windsor II Fund

		Current Period Transactions
	October 31,		Proceeds		January 31,
	2009		From		2009
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
CenterPoint Energy Inc.	303,817	78,365	120,313	4,581	295,675
Constellation Energy Group Inc.	341,085	41,113	202,387	1,662	NA1
Cooper Industries PLC	532,398	94,729	168,299	3,440	517,742
ITT Corp.	558,776	83,128	144,984	2,342	471,444
Quest Diagnostics Inc.	536,553	148,580	163,109	950	521,879
Service Corp. International	172,300	109,775	130,952	975	172,034
Spectra Energy Corp.	618,285	176,254	259,700	8,084	NA1
Wyndham Worldwide Corp.	320,505	104,410	158,029	729	337,915
	3,383,719			22,763	2,316,689

1 Not applicable — At January 31, 2010, the security was still held but the issuer was no longer an affiliated company of the fund.

Windsor II Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	32,679,407	—	59
Preferred Stock	34,164	—	—
Temporary Cash Investments	1,156,778	144,144	—
Futures Contracts—Assets[1]	308	—	—
Futures Contracts—Liabilities[1]	(5,827)	—	—
Total	33,864,830	144,144	59
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2010:

Investments in
Common Stocks
($000)
Amount valued based on Level 3 Inputs
Balance as of October 31, 2009	59
Change in Unrealized Appreciation (Depreciation)	—
Balance as of January 31, 2010	59

E. At January 31, 2010, the cost of investment securities for tax purposes was $32,374,674,000. Net unrealized appreciation of investment securities for tax purposes was $1,639,878,000, consisting of unrealized gains of $5,859,860,000 on securities that had risen in value since their purchase and $4,219,982,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 26, 2010
VANGUARD WINDSOR FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 26, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.